Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities.
Schedule of other liabilities

	2022	2021
Other liabilities	£m	£m
Lease liabilities	1,118	1,263
Provisions for liabilities and charges	1,138	1,268
Retirement benefit liabilities (Note 5)	98	114
Accruals	1,407	1,508
Deferred income	355	319
Current tax	55	12
Deferred tax (Note 7)	227	359
Acceptances	237	225
Other liabilities (1)	711	729
	5,346	5,797

(1)	Other liabilities include liabilities of disposal groups of £15 million (2021 - £5 million). See Note 8 for further information.

Schedule for provisions for liabilities and charges

		Litigation and		Financial
	Customer	other		commitments
	redress (1)	regulatory	Property	and guarantees	Other (2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2022	474	277	231	93	193	1,268
Expected credit loss impairment release	—	—	—	(6)	—	(6)
Currency translation and other movements	2	20	—	—	7	29
Charge to income statement	178	36	31	—	193	438
Release to income statement	(45)	(14)	(71)	—	(60)	(190)
Provisions utilised	(178)	(79)	(37)	—	(107)	(401)
At 31 December 2022	431	240	154	87	226	1,138

(1)

Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.

(2)	Other materially comprises provisions relating to restructuring costs.